INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes
Deferred tax liability, net	$ (762.7)	$ (790.6)	$ (809.5)
Deferred tax expense (income)	(55.2)	(0.6)	84.2
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	23.9	50.2
Deferred tax expense (income)	(2.3)	(2.5)	5.2
Contract assets.
Deferred income taxes
Deferred tax liability, net	(41.2)	(65.5)
Deferred tax expense (income)	(24.3)	6.7	4.5
Property, plant and equipment
Deferred income taxes
Deferred tax liability, net	(435.5)	(459.9)
Deferred tax expense (income)	(24.4)	(15.7)	9.2
Goodwill, intangible assets and other assets
Deferred income taxes
Deferred tax liability, net	(327.6)	(319.5)
Deferred tax expense (income)	7.4	11.7	67.0
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(7.1)	(15.2)
Deferred tax expense (income)	(6.1)	0.6	1.1
Other
Deferred income taxes
Deferred tax liability, net	24.8	19.3
Deferred tax expense (income)	$ (5.5)	$ (1.4)	$ (2.8)